CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 8,256,737	$ 7,580,664
Common stock, no par value (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized (in Shares)	50,000,000	50,000,000
Common stock, shares outstanding (in Shares)	6,612,308	5,163,946
Common stock, shares issued (in Shares)	6,612,308	5,163,946